INCOME TAXES (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)
The provision (benefit) for income taxes consist of the following (in thousands):

	Years Ended December 31,
	2020	2019
Current:
Federal	$3,101	$137
State	216	—
Foreign	248	—
Total Current	3,565	137
Deferred
Federal	69	—
State	(549)	—
Foreign	—	—
Total Deferred	(480)	—
Provision for income taxes	$3,085	$137

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION
The provision for income taxes shown above varies from the statutory federal income tax rate for those periods as follows (in thousands):

	Years Ended December 31,
	2020	2019

Tax provision (benefit) from federal statutory rate	$(292)	$(2,330)
Tax on income not subject to entity level federal income tax	1,897	2,467
State income taxes, net of federal tax effect	(280)	—
Other permanent adjustment	392	—
True-ups and other	(465)	—
Foreign tax credit	(63)	—
Undistributed earnings	823	—
Canadian tax expense	261	—
Valuation Allowance	812	—
Tax provision	$3,085	$137

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
Deferred tax assets and liabilities are composed of the following (in thousands):

	Years Ended December 31,
	2020	2019
	(In thousands)
Deferred income tax assets:
Investment in DMS Holdings LLC	$30,017	$—
Reserve accruals	140	57
Charitable contributions	9	—
Interest carryforward	1,158	—
Tax credit carryforwards	63	—
Property and equipment	—	522
Net operating loss	150	—
Total gross deferred income tax assets	31,537	579
Less: Valuation allowance	(11,626)	—
Total deferred income tax assets	19,911	579
Deferred income tax liabilities:
Intangibles	(6,971)	(9,254)
Property and equipment	(193)	—
Undistributed earnings	(823)	—
Total deferred income tax liabilities	(7,987)	(9,254)
Net deferred income tax asset (liability)	$11,924	$(8,675)